Offerings - Offering: 1	Feb. 20, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.890% senior notes due 2035
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit	0.99995
Maximum Aggregate Offering Price	$ 499,975,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 76,546.17
Offering Note
(1)
This registration fee table shall be deemed to update the “Calculation of Registration Fee” in the Company’s Registration Statement on
Form
S-3
(File No. 333-284995) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.